Employee Equity and Profit Participation Program - Additional Information (Detail) (Trust for Benefit of Employees [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trust for Benefit of Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount borrowed from company to purchase common shares maximum	$ 63	$ 39	$ 18
Amount included in accounts receivable	$ 63	$ 39